Long-Term Debt - Summary of Notes Payable (Details) - Notes payable £ in Millions, $ in Millions, $ in Millions, $ in Millions	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 AUD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)
Australian dollars
Disclosure of detailed information about borrowings [line items]
Carrying amount of notes payable	$ 22.8	$ 24.7			$ 55.4	$ 60.3
British pounds
Disclosure of detailed information about borrowings [line items]
Carrying amount of notes payable	28.6		£ 17.5		4.0		£ 2.4
Other currencies
Disclosure of detailed information about borrowings [line items]
Carrying amount of notes payable	$ 11.4			$ 8.5	$ 5.9			$ 5.3